UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Small-Mid Cap ETF (TMSL)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Small-Mid Cap ETF (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$59	0.55%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small- and mid-cap stocks also posted a second consecutive year of positive gains but continued to materially underperform their large-cap counterparts. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in consumer discretionary, information technology, and materials contributed the most to the portfolio’s performance during the reporting period, relative to the Russell 2500 Index. Within the consumer discretionary sector, global fashion and home brand Ralph Lauren, also a top contributor on an absolute basis, posted notably strong returns.

  On the negative side, stock selection in consumer staples and real estate, as well as an underweight to utilities, detracted the most from relative performance. Within consumer staples, destocking challenges weighed on functional energy drink developer Celsius Holdings, the top overall detractor from the portfolio.

  The fund seeks to provide long-term capital growth with a focus on investing in a diversified portfolio of small- and mid-cap stocks with the following characteristics: attractive relative valuation, improving earnings and cash flow, high return on capital, attractive operating margins, a sound balance sheet, and strong financial management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,236	10,179	10,160
9/30/23	9,888	9,848	9,674
12/31/23	11,223	11,036	10,966
3/31/24	12,563	12,142	11,725
6/30/24	12,138	12,533	11,224
9/30/24	13,005	13,313	12,206
12/31/24	12,993	13,664	12,282

202501-4140718, 202502-4108914

ETF1075-052 02/25

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
Small-Mid Cap ETF (Based on Net Asset Value)	15.77%	18.41%
Russell 3000 Index (Regulatory Benchmark)	23.81%	22.32%
Russell 2500 Index (Strategy Benchmark)	12.00%	14.19%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$380,258
  Number of Portfolio Holdings265
  Investment Advisory Fees Paid (000s)$877
  Portfolio Turnover Rate38.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	20.4%
Financials	18.4
Consumer Discretionary	13.8
Information Technology	13.8
Health Care	11.9
Real Estate	6.0
Materials	5.0
Energy	4.9
Consumer Staples	2.1
Other	3.7

Top Ten Holdings (as a % of Net Assets)

TechnipFMC	1.4%
Corpay	1.3
MKS Instruments	1.2
Western Alliance Bancorp	1.1
Popular	1.1
Stanley Black & Decker	1.1
GoDaddy	1.0
Webster Financial	1.0
Esab	0.9
Descartes Systems Group	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Small-Mid Cap ETF (TMSL)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$25,357
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
T. ROWE PRICE
TMSL	Small-Mid Cap ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE SMALL-MID CAP ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended	6/14/23(1) Through
	12/31/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 27.96	$ 25.00
Investment activities
Net investment income(2)(3)	0.34	0.15
Net realized and unrealized gain/loss	4.07	2.90
Total from investment activities	4.41	3.05
Distributions
Net investment income	(0.14)	(0.09)
NET ASSET VALUE
End of period	$ 32.23	$ 27.96
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	15.77%	12.23%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.55%	0.55%(5)
Net expenses after waivers/payments by Price Associates	0.55%	0.55%(5)
Net investment income	1.08%	1.09%(5)
Portfolio turnover rate(6)	38.2%	14.5%
Net assets, end of period (in thousands)	$ 380,258	$ 67,109

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

December 31, 2024
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.1%
Iridium Communications	13,947	405
		405
Interactive Media & Services 0.5%
Reddit, Class A (1)	10,875	1,777
		1,777
Media 0.8%
Liberty Broadband, Class C (1)	6,184	462
News, Class B	15,789	481
Nexstar Media Group	8,033	1,269
Stagwell (1)	164,743	1,084
		3,296
Total Communication Services		5,478
CONSUMER DISCRETIONARY 13.8%
Automobile Components 1.0%
Autoliv	9,299	872
Patrick Industries	18,353	1,525
Phinia	30,989	1,493
		3,890
Broadline Retail 0.4%
Ollie's Bargain Outlet Holdings (1)	13,764	1,510
		1,510
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions (1)	17,857	1,980
Duolingo (1)	6,407	2,077

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Frontdoor (1)	21,856	1,195
Perdoceo Education	34,161	904
Service International	17,454	1,393
Stride (1)	18,549	1,928
		9,477
Hotels, Restaurants & Leisure 4.2%
Aramark	27,991	1,044
Churchill Downs	7,145	954
Domino's Pizza	3,370	1,415
DraftKings (1)	43,754	1,628
Norwegian Cruise Line Holdings (1)	69,163	1,779
Planet Fitness, Class A (1)	19,385	1,917
Texas Roadhouse	10,688	1,928
Travel Leisure	33,443	1,687
Viking Holdings (1)	15,031	662
Wingstop	4,531	1,288
Wynn Resorts	20,620	1,777
		16,079
Household Durables 1.1%
NVR (1)	194	1,586
Toll Brothers	20,595	2,594
		4,180
Specialty Retail 2.5%
Bath & Body Works	45,701	1,772
Burlington Stores (1)	10,056	2,867
Carvana (1)	10,973	2,231
Floor & Decor Holdings, Class A (1)	12,228	1,219
Ulta Beauty (1)	3,292	1,432
		9,521
Textiles, Apparel & Luxury Goods 2.1%
Crocs (1)	5,748	630

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
On Holding, Class A (1)	15,981	875
Ralph Lauren	14,383	3,322
Tapestry	23,897	1,561
VF	74,908	1,608
		7,996
Total Consumer Discretionary		52,653
CONSUMER STAPLES 2.1%
Beverages 0.1%
Celsius Holdings (1)	14,974	394
		394
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings (1)	13,391	1,197
Casey's General Stores	2,607	1,033
Performance Food Group (1)	16,988	1,436
US Foods Holding (1)	20,437	1,379
		5,045
Food Products 0.7%
Dole	103,333	1,399
Flowers Foods	55,746	1,152
		2,551
Total Consumer Staples		7,990
ENERGY 4.9%
Energy Equipment & Services 2.0%
Expro Group Holdings (1)	82,850	1,033
Noble	12,793	402
Oil States International (1)	174,700	884
TechnipFMC	181,412	5,250
		7,569
Oil, Gas & Consumable Fuels 2.9%
Expand Energy	31,373	3,123

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Permian Resources	156,648	2,253
Range Resources	54,700	1,968
Scorpio Tankers	22,942	1,140
Viper Energy	52,286	2,566
		11,050
Total Energy		18,619
FINANCIALS 18.4%
Banks 6.1%
Amalgamated Financial	17,860	598
Columbia Banking System	51,413	1,388
East West Bancorp	12,518	1,199
Fifth Third Bancorp	31,690	1,340
First BanCorp / Puerto Rico	94,491	1,756
Hanmi Financial	40,097	947
Huntington Bancshares	148,140	2,410
Metropolitan Bank Holding (1)	9,790	572
OFG Bancorp	23,911	1,012
Popular	43,939	4,133
Webster Financial	66,131	3,652
Western Alliance Bancorp	51,531	4,305
		23,312
Capital Markets 2.8%
Cboe Global Markets	4,238	828
Lazard	10,475	539
LPL Financial Holdings	4,464	1,458
Main Street Capital	23,675	1,387
Morningstar	5,321	1,792
Open Lending (1)	123,778	739
Robinhood Markets, Class A (1)	32,185	1,199
StepStone Group, Class A	17,640	1,021
Tradeweb Markets, Class A	5,269	690

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Virtus Investment Partners	4,630	1,021
		10,674
Consumer Finance 0.5%
OneMain Holdings	33,313	1,737
		1,737
Financial Services 5.2%
Corebridge Financial	77,503	2,320
Corpay (1)	14,116	4,777
Equitable Holdings	42,390	2,000
Euronet Worldwide (1)	7,127	733
Mr Cooper Group (1)	19,745	1,896
Payoneer Global (1)	206,064	2,069
Remitly Global (1)	19,819	447
Toast, Class A (1)	27,384	998
Voya Financial	32,884	2,263
Western Union	200,305	2,123
		19,626
Insurance 3.0%
Axis Capital Holdings	13,169	1,167
Everest Re Group	3,921	1,421
Hanover Insurance Group	5,167	799
Kemper	20,308	1,349
Reinsurance Group of America	8,902	1,902
RenaissanceRe Holdings	13,390	3,332
Skyward Specialty Insurance Group (1)	29,739	1,503
		11,473
Mortgage Real Estate Investment Trusts 0.8%
Annaly Capital Management, REIT	104,245	1,907

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Rithm Capital, REIT	95,833	1,038
		2,945
Total Financials		69,767
HEALTH CARE 11.9%
Biotechnology 6.4%
ACADIA Pharmaceuticals (1)	27,967	513
Akero Therapeutics (1)	15,488	431
Alkermes (1)	28,439	818
Ascendis Pharma, ADR (1)	1,773	244
Avidity Biosciences (1)	29,046	845
BeiGene, ADR (1)	3,033	560
Blueprint Medicines (1)	13,283	1,159
Celldex Therapeutics (1)	12,939	327
Crinetics Pharmaceuticals (1)	17,210	880
Exact Sciences (1)	33,714	1,894
Ideaya Biosciences (1)	11,677	300
Insmed (1)	31,019	2,142
Ionis Pharmaceuticals (1)	11,079	387
Kymera Therapeutics (1)	20,618	829
Legend Biotech, ADR (1)	14,577	474
Madrigal Pharmaceuticals (1)	1,930	596
MoonLake Immunotherapeutics (1)	7,632	413
Natera (1)	15,063	2,384
Neurocrine Biosciences (1)	9,708	1,325
Nurix Therapeutics (1)	23,345	440
Praxis Precision Medicines (1)	6,023	464
Prothena (1)	16,011	222
Replimune Group (1)	56,697	687
REVOLUTION Medicines (1)	20,643	903
Rocket Pharmaceuticals (1)	17,430	219
Sarepta Therapeutics (1)	5,007	609
Scholar Rock Holding (1)	29,781	1,287

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Soleno Therapeutics (1)	4,348	195
SpringWorks Therapeutics (1)(2)	7,693	278
Ultragenyx Pharmaceutical (1)	12,793	538
Vaxcyte (1)	11,441	937
Vera Therapeutics (1)	14,404	609
Xencor (1)	23,562	541
		24,450
Health Care Equipment & Supplies 0.6%
Hologic (1)	18,820	1,357
Teleflex	4,348	774
		2,131
Health Care Providers & Services 3.2%
Concentra Group Holdings Parent	121,053	2,394
Encompass Health	26,908	2,485
Molina Healthcare (1)	3,334	970
Select Medical Holdings	150,008	2,828
Tenet Healthcare (1)	26,164	3,303
		11,980
Life Sciences Tools & Services 0.8%
Bio-Techne	13,443	968
Repligen (1)	5,467	787
Revvity	12,484	1,393
		3,148
Pharmaceuticals 0.9%
Pliant Therapeutics (1)(2)	22,280	294
Prestige Consumer Healthcare (1)	9,028	705
Structure Therapeutics, ADR (1)	11,137	302
Viatris	166,930	2,078
		3,379
Total Health Care		45,088

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 20.4%
Aerospace & Defense 2.6%
BWX Technologies	5,711	636
Curtiss-Wright	4,488	1,593
Hexcel	24,730	1,551
Howmet Aerospace	11,127	1,217
Huntington Ingalls Industries	4,804	908
Loar Holdings (1)	7,083	523
Standardaero (1)	24,585	609
Textron	37,812	2,892
		9,929
Building Products 1.6%
Armstrong World Industries	11,386	1,609
AZEK, Class A (1)	34,503	1,638
Owens Corning	6,598	1,124
Trex (1)	15,696	1,083
UFP Industries	6,373	718
		6,172
Commercial Services & Supplies 1.2%
Aris Water Solutions, Class A	22,610	541
Brink's	13,166	1,221
Clean Harbors (1)	4,517	1,040
GEO Group (1)	62,461	1,748
		4,550
Construction & Engineering 1.5%
AECOM	4,506	481
API Group (1)	56,310	2,026
EMCOR Group	3,272	1,485
WillScot Holdings (1)	49,830	1,667
		5,659

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 1.4%
Acuity Brands	3,693	1,079
EnerSys	6,478	599
Hubbell	3,830	1,604
Sensata Technologies Holding	79,714	2,184
		5,466
Ground Transportation 0.8%
Landstar System	5,658	972
Saia (1)	4,922	2,243
		3,215
Machinery 6.2%
AGCO	29,830	2,788
Atmus Filtration Technologies	78,847	3,089
Blue Bird (1)(2)	19,695	761
Esab	29,456	3,533
Hillman Solutions (1)	81,885	798
Middleby (1)	12,233	1,657
Mueller Water Products, Class A	90,960	2,047
RBC Bearings (1)	4,542	1,359
Stanley Black & Decker	50,494	4,054
Timken	19,369	1,382
Toro	24,804	1,987
		23,455
Marine Transportation 0.2%
Kirby (1)	6,313	668
		668
Passenger Airlines 0.2%
Southwest Airlines	23,350	785
		785

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 4.1%
Booz Allen Hamilton Holding	11,328	1,458
Clarivate (1)	107,379	546
First Advantage (1)	84,318	1,579
FTI Consulting (1)	4,763	910
Korn Ferry	21,136	1,426
Leidos Holdings	15,247	2,196
Paylocity Holding (1)	5,446	1,086
SS&C Technologies Holdings	39,119	2,964
Upwork (1)	120,784	1,975
Verra Mobility (1)	51,436	1,244
		15,384
Trading Companies & Distributors 0.6%
BlueLinx Holdings (1)	5,121	523
SiteOne Landscape Supply (1)	14,127	1,862
		2,385
Total Industrials & Business Services		77,668
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 0.3%
Ciena (1)	11,813	1,002
		1,002
Electronic Equipment, Instruments & Components 2.3%
Belden	23,156	2,608
Celestica (1)	12,488	1,153
Fabrinet (1)	3,268	718
Jabil	13,444	1,934
Zebra Technologies, Class A (1)	6,452	2,492
		8,905
IT Services 1.8%
Amdocs	13,700	1,166

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
ASGN (1)	11,624	969
Globant (1)	5,372	1,152
GoDaddy, Class A (1)	18,503	3,652
		6,939
Semiconductors & Semiconductor Equipment 2.5%
Entegris	17,825	1,766
Lattice Semiconductor (1)	15,116	856
MKS Instruments	42,238	4,409
Penguin Solutions (1)(2)	29,174	560
Rambus (1)	36,306	1,919
		9,510
Software 6.9%
A10 Networks	73,128	1,346
Box (1)	29,034	918
Braze, Class A (1)	36,110	1,512
CCC Intelligent Solutions Holdings (1)	164,105	1,925
CommVault Systems (1)	3,736	564
Descartes Systems Group (1)	29,870	3,393
DocuSign (1)	21,653	1,947
Dynatrace (1)	41,179	2,238
Gen Digital	90,436	2,476
Manhattan Associates (1)	4,039	1,092
Monday.com (1)	7,001	1,648
Nutanix, Class A (1)	45,911	2,809
PTC (1)	4,306	792
Samsara, Class A (1)	39,580	1,729
ServiceTitan, Class A (1)	1,515	156
Tyler Technologies (1)	2,898	1,671
		26,216
Total Information Technology		52,572

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 5.0%
Chemicals 2.0%
Avient	12,063	493
CF Industries Holdings	23,731	2,025
FMC	24,145	1,173
Minerals Technologies	11,852	903
RPM International	24,539	3,020
		7,614
Construction Materials 0.5%
Summit Materials, Class A (1)	40,483	2,048
		2,048
Containers & Packaging 0.7%
International Paper	46,547	2,505
		2,505
Metals & Mining 1.3%
Alamos Gold, Class A	37,336	689
Reliance Steel & Aluminum	8,179	2,202
Steel Dynamics	16,648	1,899
		4,790
Paper & Forest Products 0.5%
Louisiana-Pacific	12,723	1,318
West Fraser Timber	8,573	742
		2,060
Total Materials		19,017
REAL ESTATE 6.0%
Health Care REITs 0.1%
Global Medical REIT, REIT	56,978	440
		440

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Hotel & Resort REITs 0.8%
DiamondRock Hospitality, REIT	140,465	1,268
Host Hotels & Resorts, REIT	55,165	967
Park Hotels & Resorts, REIT	53,580	754
		2,989
Industrial REITs 0.7%
Rexford Industrial Realty, REIT	64,340	2,487
		2,487
Office REITs 0.9%
Kilroy Realty, REIT	25,984	1,051
Vornado Realty Trust, REIT	56,785	2,387
		3,438
Residential REITs 0.8%
Equity LifeStyle Properties, REIT	13,938	928
Essex Property Trust, REIT	2,865	818
Sun Communities, REIT	10,840	1,333
		3,079
Retail REITs 1.0%
Brixmor Property Group, REIT	59,509	1,657
Regency Centers, REIT	19,391	1,434
Saul Centers, REIT	13,514	524
		3,615
Specialized REITs 1.7%
CubeSmart, REIT	42,455	1,819
EPR Properties, REIT	16,288	721
Lamar Advertising, Class A, REIT	22,843	2,781
Rayonier, REIT	47,693	1,245
		6,566
Total Real Estate		22,614

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 2.1%
Electric Utilities 0.6%
Evergy	22,224	1,368
Portland General Electric	24,684	1,077
		2,445
Gas Utilities 0.2%
National Fuel Gas	12,336	748
		748
Independent Power & Renewable Electricity Producer 0.2%
Clearway Energy, Class C	25,583	665
		665
Multi-Utilities 1.1%
Ameren	17,193	1,532
NiSource	49,336	1,814
NorthWestern	12,736	681
		4,027
Total Utilities		7,885
Total Common Stocks (Cost $366,178)		379,351
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 4.43% (3)	558,578	559
Total Short-Term Investments (Cost $559)		559

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4)	737,459	737
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		737
Total Securities Lending Collateral (Cost $737)		737
Total Investments in Securities 100.1% of Net Assets (Cost $367,474)		$380,647

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 3. All or a portion of this security is on loan at December 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 12/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$737
	Total			$737^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $737.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

December 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $367,474)	$380,647
Dividends receivable	513
Total assets	381,160
Liabilities
Obligation to return securities lending collateral	737
Investment management and administrative fees payable	165
Total liabilities	902
NET ASSETS	$380,258
Net Assets Consists of:
Total distributable earnings (loss)	$10,484
Paid-in capital applicable to 11,800,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	369,774
NET ASSETS	$380,258
NET ASSET VALUE PER SHARE	$32.23
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $10)	$2,589
Securities lending	5
Total income	2,594
Investment management and administrative expense	877
Net investment income	1,717
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(2,242)
In-kind redemptions	5,864
Net realized gain	3,622
Change in net unrealized gain / loss on securities	6,454
Net realized and unrealized gain / loss	10,076
INCREASE IN NET ASSETS FROM OPERATIONS	$11,793
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended	6/14/23 Through
	12/31/24	12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,717	$221
Net realized gain (loss)	3,622	(367)
Change in net unrealized gain / loss	6,454	6,719
Increase in net assets from operations	11,793	6,573
Distributions to shareholders
Net earnings	(1,627)	(218)
Capital share transactions*
Shares sold	324,079	61,961
Shares redeemed	(21,096)	(1,207)
Increase in net assets from capital share transactions	302,983	60,754
Net Assets
Increase during period	313,149	67,109
Beginning of period	67,109	-
End of period	$380,258	$67,109
*Share information (000s)
Shares sold	10,100	2,450
Shares redeemed	(700)	(50)
Increase in shares outstanding	9,400	2,400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Mid Cap ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE SMALL-MID CAP ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE SMALL-MID CAP ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE SMALL-MID CAP ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted

T. ROWE PRICE SMALL-MID CAP ETF

cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash

T. ROWE PRICE SMALL-MID CAP ETF

collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, the value of loaned securities was $729,000; the value of cash collateral and related investments was $737,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $84,288,000 and $62,619,000, respectively, for the year ended December 31, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $302,356,000 and $21,442,000, respectively, for the year ended December 31, 2024.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE SMALL-MID CAP ETF

($000s)
	December 31,	December 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$1,627	$218
At December 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$367,496
Unrealized appreciation	$25,017
Unrealized depreciation	(11,866)
Net unrealized appreciation (depreciation)	$13,151
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$13,151
Loss carryforwards and deferrals	(2,667)
Total distributable earnings (loss)	$10,484
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those

T. ROWE PRICE SMALL-MID CAP ETF

countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,247,081 shares of the fund, representing 19% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE SMALL-MID CAP ETF

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which

T. ROWE PRICE SMALL-MID CAP ETF

a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE SMALL-MID CAP ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Small-Mid Cap ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Mid Cap ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period June 14, 2023 (Inception) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year ended December 31, 2024 and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period June 14, 2023 (Inception) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE SMALL-MID CAP ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE SMALL-MID CAP ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $1,822,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders,  $1,572,000 of the fund’s income qualifies for the dividends-received deduction.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1075-050 02/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025